PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net

Property and equipment, net consists of the following (in thousands):

	As of
	March 31, 2026	December 31, 2025
Leasehold improvements	$10,680	$10,680
Machinery and equipment	16,081	16,315
Furniture and fixtures	414	419
Computer and software	211	216
Buildings	1,160	1,227
Building Fixtures	1,256	1,206
Land	3,196	3,382
Advances on purchases of property and equipment	617	632
Total	$33,615	$34,077
Accumulated depreciation	(13,409)	(12,801)
Total	$20,206	$21,276

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2025	2024
Leasehold improvements	$10,680	$32,427
Machinery and equipment	16,315	22,205
Furniture and fixtures	419	415
Computer and software	216	203
Buildings	1,227	1,205
Building Fixtures	1,206	1,143
Land	3,382	3,320
Advances on purchases of property and equipment	632	1,627
Total	$34,077	$62,545
Accumulated depreciation	(12,801)	(14,855)
Total	$21,276	$47,690